Schedule of Investments (unaudited) September 30, 2019	BlackRock Capital Appreciation V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.0%

Aerospace & Defense — 2.6%
Boeing Co. (The)	18,856	$7,174,142

Automobiles — 0.4%
Ferrari NV	7,722	1,189,883

Beverages — 2.3%
Constellation Brands, Inc., Class A	31,062	6,438,531

Biotechnology — 1.1%
Vertex Pharmaceuticals, Inc.(a)	18,265	3,094,456

Capital Markets — 4.2%
CME Group, Inc.	25,113	5,307,381
S&P Global, Inc.	26,865	6,581,388

		11,888,769

Chemicals — 2.5%
Corteva, Inc.(a)	71,446	2,000,488
Sherwin-Williams Co. (The)	8,984	4,940,032

		6,940,520

Construction Materials — 1.1%
Vulcan Materials Co.	21,123	3,194,643

Containers & Packaging — 1.4%
Ball Corp.	54,840	3,992,900

Electronic Equipment, Instruments & Components — 1.0%
Keysight Technologies, Inc.(a)(b)	30,037	2,921,098

Entertainment — 2.4%
Netflix, Inc.(a)	24,881	6,658,653

Equity Real Estate Investment Trusts (REITs) — 1.9%
SBA Communications Corp.(a)	22,314	5,381,021

Health Care Equipment & Supplies — 6.5%
Align Technology, Inc.(a)	20,749	3,753,909
Becton Dickinson and Co.	14,551	3,680,821
Boston Scientific Corp.(a)	128,861	5,243,354
Intuitive Surgical, Inc.(a)	10,174	5,493,248

		18,171,332

Health Care Providers & Services — 2.1%
Humana, Inc.	4,782	1,222,614
UnitedHealth Group, Inc.	22,030	4,787,560

		6,010,174

Hotels, Restaurants & Leisure — 0.7%
Domino’s Pizza, Inc.(b)	8,148	1,992,919

Industrial Conglomerates — 1.8%
Honeywell International, Inc.	9,309	1,575,083
Roper Technologies, Inc.	10,133	3,613,428

		5,188,511

Interactive Media & Services — 9.4%
Alphabet, Inc., Class A(a)	6,541	7,987,477
Facebook, Inc., Class A(a)	44,332	7,894,643
IAC/InterActiveCorp(a)	30,364	6,618,441
Tencent Holdings Ltd.	92,700	3,877,448

		26,378,009

Internet & Direct Marketing Retail — 12.2%
Alibaba Group Holding Ltd., ADR(a)	32,619	5,454,875
Amazon.com, Inc.(a)	13,053	22,658,833
Booking Holdings, Inc.(a)(b)	849	1,666,256

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
MercadoLibre, Inc.	8,482	$4,675,533

		34,455,497

IT Services — 11.7%
GoDaddy, Inc., Class A(a)	31,992	2,110,832
Mastercard, Inc., Class A	47,202	12,818,647
PayPal Holdings, Inc.(a)	26,106	2,704,321
Shopify, Inc., Class A(a)	3,560	1,109,510
Visa, Inc., Class A	82,520	14,194,265

		32,937,575

Life Sciences Tools & Services — 2.6%(a)
Illumina, Inc.	9,677	2,943,937
IQVIA Holdings, Inc.	28,542	4,263,604

		7,207,541

Machinery — 0.7%
Xylem, Inc.(b)	25,230	2,008,813

Pharmaceuticals — 1.5%
Zoetis, Inc.	32,738	4,078,827

Professional Services — 3.9%
CoStar Group, Inc.(a)	12,183	7,226,956
TransUnion	46,945	3,807,709

		11,034,665

Road & Rail — 1.1%
Union Pacific Corp.	19,929	3,228,099

Semiconductors & Semiconductor Equipment — 2.1%
ASML Holding NV (Registered), NYRS	24,204	6,012,758

Software — 18.4%
Adobe, Inc.(a)	24,423	6,746,854
Autodesk, Inc.(a)	30,376	4,486,535
Coupa Software, Inc.(a)	10,555	1,367,611
Intuit, Inc.	26,052	6,928,269
Microsoft Corp.	120,865	16,803,861
PTC, Inc.(a)	19,042	1,298,284
salesforce.com, Inc.(a)	53,238	7,902,649
ServiceNow, Inc.(a)	24,259	6,158,147

		51,692,210

Specialty Retail — 1.3%
Burlington Stores, Inc.(a)	17,772	3,551,201

Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class B	33,677	3,162,944

Total Common Stocks — 98.0% (Cost: $201,540,358)		275,985,691

Preferred Stocks — 1.0%

Software — 1.0%
Palantir Technologies, Inc., Series I (Acquired 02/11/14, cost $2,858,020)(a)(c)(d)	466,235	2,839,371

Total Preferred Stocks — 1.0% (Cost: $2,858,020)		2,839,371

Total Long-Term Investments — 99.0% (Cost: $204,398,378)		278,825,062

1

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Capital Appreciation V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities — 2.3%(e)*
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.87%	2,406,219	$2,406,219
SL Liquidity Series, LLC, Money Market Series, 2.13%(f)	4,187,279	4,188,116

Total Short-Term Securities — 2.3% (Cost: $6,594,335)		6,594,335

Total Investments — 101.3% (Cost: $210,992,713)		285,419,397

Liabilities in Excess of Other Assets — (1.3)%		(3,714,816)

Net Assets — 100.0%		$281,704,581

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,839,371, representing 1.01% of its net assets as of period end, and an original cost of $2,858,020.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	Security was purchased with the cash collateral from loaned securities.
*

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	5,520,889	(3,114,670)	2,406,219	$2,406,219	$28,737		$—		$—
SL Liquidity Series, LLC, Money Market Series	8,638,158	(4,450,879)	4,187,279	4,188,116	9,669	(b)	2,558		36

				$6,594,335	$38,406		$2,558		$36

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Capital Appreciation V.I. Fund

Glossary of Terms Used in this Report

Portfolio Abbreviations

ADR	American Depositary Receipts

NYRS	New York Registered Shares

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$7,174,142	$—	$—	$7,174,142
Automobiles	1,189,883	—	—	1,189,883
Beverages	6,438,531	—	—	6,438,531
Biotechnology	3,094,456	—	—	3,094,456
Capital Markets	11,888,769	—	—	11,888,769
Chemicals	6,940,520	—	—	6,940,520
Construction Materials	3,194,643	—	—	3,194,643
Containers & Packaging	3,992,900	—	—	3,992,900
Electronic Equipment, Instruments & Components	2,921,098	—	—	2,921,098
Entertainment	6,658,653	—	—	6,658,653
Equity Real Estate Investment Trusts (REITs)	5,381,021	—	—	5,381,021
Health Care Equipment & Supplies	18,171,332	—	—	18,171,332
Health Care Providers & Services	6,010,174	—	—	6,010,174
Hotels, Restaurants & Leisure	1,992,919	—	—	1,992,919
Industrial Conglomerates	5,188,511	—	—	5,188,511
Interactive Media & Services	22,500,561	3,877,448	—	26,378,009
Internet & Direct Marketing Retail	34,455,497	—	—	34,455,497
IT Services	32,937,575	—	—	32,937,575
Life Sciences Tools & Services	7,207,541	—	—	7,207,541
Machinery	2,008,813	—	—	2,008,813
Pharmaceuticals	4,078,827	—	—	4,078,827
Professional Services	11,034,665	—	—	11,034,665
Road & Rail	3,228,099	—	—	3,228,099
Semiconductors & Semiconductor Equipment	6,012,758	—	—	6,012,758

3

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Capital Appreciation V.I. Fund

	Level 1	Level 2	Level 3	Total
Software	$51,692,210	$—	$—	$51,692,210
Specialty Retail	3,551,201	—	—	3,551,201
Textiles, Apparel & Luxury Goods	3,162,944	—	—	3,162,944
Preferred Stocks(a)	—	—	2,839,371	2,839,371
Short-Term Securities	2,406,219	—	—	2,406,219

Subtotal	$274,514,462	$3,877,448	$2,839,371	$281,231,281

Investments Valued at Net Asset Value (“NAV”)(b)				4,188,116

Total Investments				$285,419,397

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Capital Appreciation V.I. Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks
Investments:
Assets:
Opening balance, as of December 31, 2018	$2,522,331
Transfers into level 3	—
Transfers out of level 3	—
Accrued discounts/premiums	—
Net realized gain	—
Net change in unrealized appreciation(a)	317,040
Purchases	—
Sales	—

Closing balance, as of September 30, 2019	$2,839,371

Net change in unrealized appreciation on investments still held at September 30, 2019(a)	$317,040

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized
Preferred Stocks	$ 2,839,371	Market	Revenue Multiple(a)	15.50x

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

5